Statements of Comprehensive Income Statement - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Other comprehensive income (loss), net of taxes
Net income	$ 52,725	$ 78,513	$ 119,695	$ 148,157	$ 265,835	$ 318,318	$ 299,442
Amortization of prior service cost	(770)	8	(1,543)	17	3,400	0	0
Amortization of prior service (credit) cost, net of tax benefit of $881, $0, and $1 in fiscal 2015, 2014, and 2013					(1,386)	33	28
Amortization of transition asset, net of tax benefit of $1 in fiscal 2013					0	0	177
Foreign currency translation adjustments	(535)	(737)	(456)	(309)	(1,669)	(255)	77
Other comprehensive loss	(1,305)	(729)	(1,999)	(292)	345	(222)	282
Comprehensive income	51,420	77,784	117,696	147,865	266,180	318,096	299,724
Less: comprehensive income attributable to noncontrolling interest, net of taxes	4,836	4,908	9,129	9,257	14,085	21,943	18,818
Comprehensive loss	$ 46,584	$ 72,876	$ 108,567	$ 138,608	$ 252,095	$ 296,153	$ 280,906